The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 28.8%
	BROAD MARKET — 2.1%
19,015	JPMorgan U.S. Value Factor ETF	$688,533
4,721	SPDR S&P 1500 Value Tilt ETF	691,296
293	Vanguard Extended Market ETF	55,257
		1,435,086
	CONVERTIBLE — 1.0%
6,606	iShares Convertible Bond ETF	673,614
	CORPORATE — 14.0%
27,937	iShares 5-10 Year Investment Grade Corporate Bond ETF	1,690,747
71,559	iShares Fallen Angels USD Bond ETF	2,143,908
70,818	SPDR Portfolio High Yield Bond ETF	1,904,296
60,109	VanEck Vectors Fallen Angel High Yield Bond ETF	1,977,586
17,969	Vanguard Intermediate-Term Corporate Bond ETF	1,708,313
		9,424,850
	EMERGING MARKETS — 0.1%
758	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	31,889
	GLOBAL — 0.3%
1,996	Vanguard Total World Stock ETF	206,806
	INTERNATIONAL — 1.7%
2,351	Cambria Foreign Shareholder Yield ETF	65,247
1,865	Renaissance International IPO ETF	67,271
8,804	Schwab Fundamental International Large Co. Index ETF	292,997
1,629	Schwab International Small-Cap Equity ETF	67,766
5,473	SPDR Portfolio Developed World ex-US ETF	201,352
539	Vanguard FTSE All World ex-US Small-Cap ETF	73,547
2,648	Vanguard FTSE Developed Markets ETF	136,425
3,121	Vanguard Total International Stock ETF	204,987
		1,109,592
	LARGE-CAP — 5.3%
971	Invesco QQQ Trust Series 1	344,152
12,507	Schwab Fundamental U.S. Large Co. Index ETF	684,383
17,337	Schwab U.S. Dividend Equity ETF	1,311,024
3,276	Schwab U.S. Large-Cap Growth ETF	478,165
4,169	SPDR Russell 1000 Yield Focus ETF	395,410
1,734	Vanguard Large-Cap ETF	348,100
		3,561,234
	MID-CAP — 0.6%
819	iShares Core S&P Mid-Cap ETF	220,090

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	MID-CAP (Continued)
2,601	Schwab U.S. Mid-Cap ETF	$203,580
		423,670
	PRECIOUS METALS — 2.5%
36,342	Aberdeen Standard Physical Silver Shares ETF*	915,455
21,771	iShares Gold Trust*	733,900
		1,649,355
	SMALL-CAP — 0.3%
4,267	Invesco RAFI Strategic U.S. Small Co. ETF	166,030
176	Vanguard Russell 2000 Value	25,585
152	Vanguard Small-Cap ETF	34,242
		225,857
	THEMATIC — 0.9%
10,046	Global X U.S. Infrastructure Development ETF	258,685
4,317	Principal Millennials Index ETF	287,451
879	SPDR S&P Kensho Smart Mobility ETF	54,577
		600,713
	Total Exchange-Traded Funds
	(Cost $18,252,373)	19,342,666
	EXCHANGE-TRADED NOTES — 1.0%
	INDUSTRIAL METALS — 1.0%
32,802	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	705,899
	Total Exchange-Traded Notes
	(Cost $774,778)	705,899
	MUTUAL FUNDS — 65.6%
	AGGREGATE BOND — 12.3%
243,822	American Funds - Bond Fund of America - Class F-3	3,289,154
95,722	Columbia Bond Fund - Class I3	3,411,548
33,146	John Hancock Bond Trust - Class R6	546,583
11,266	Virtus Strategy Trust - Virtus Allianzgi Core Plus Bond Fund - Class R6	173,269
64,134	Wells Fargo Core Plus Bond Fund - Class R6	864,524
		8,285,078
	AGGREGATE BOND INTERMEDIATE — 6.6%
25,931	Columbia Total Return Bond Fund - Class I3	985,118
312,328	Sterling Capital Total Return Bond Fund - Class R6	3,469,962
		4,455,080
	AGGREGATE BOND SHORT — 13.0%
394,121	American Century Short Duration Strategic Income Fund - Class Y	3,893,920
490,287	JPMorgan Short Duration Core Plus Fund - Class R6	4,829,331
		8,723,251

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BANK LOANS — 11.3%
268,736	Fidelity Advisor Floating Rate High Income Fund	$2,539,558
303,249	Hartford Floating Rate Fund - Class F	2,541,228
305,958	John Hancock Floating Rate Income Fund - Class R6	2,539,451
		7,620,237
	BLEND BROAD MARKET — 0.5%
12,337	DFA U.S. Vector Equity Portfolio - Class Institutional	310,278
	BLEND LARGE CAP — 1.8%
16,348	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	283,469
8,671	DFA U.S. Large Co. Portfolio - Class Institutional	279,369
6,761	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	249,081
5,566	Schwab S&P 500 Index Fund - Class Select	368,280
		1,180,199
	BLEND MID CAP — 0.3%
549	State Street Small/Mid Cap Equity Index Fund - Class K	208,219
	BLEND SMALL CAP — 0.2%
2,295	Fidelity Small Cap Index Fund - Class Institutional Premium	67,231
901	Schwab Small-Cap Index Fund - Class Select	36,125
		103,356
	CONVERTIBLE — 0.5%
7,579	Virtus Allianzgi Convertible Fund - Class Institutional	342,641
	EMERGING MARKET STOCK — 0.2%
756	American Funds - New World Fund - Class F-3	73,326
2,599	Fidelity Emerging Markets Index Fund - Class Institutional Premium	35,552
		108,878
	EMERGING MARKETS BOND — 5.0%
77,290	Barings Emerging Markets Debt Blended Total Return Fund - Class Y	849,411
119,681	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	1,214,761
45,730	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,282,721
		3,346,893
	FOREIGN AGGREGATE BOND — 6.7%
123,151	Delaware Diversified Income Fund - Class R6	1,140,379
277,905	Dodge & Cox Global Bond Fund	3,343,197
		4,483,576
	FOREIGN BLEND — 0.0%
2,071	Harbor International Small Cap Fund - Class Retirement	33,886

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN GOVERNMENT BOND — 0.0%
—[2]	DFA World ex U.S. Government Fixed Income Portfolio - Class Institutional	$—[3]
	FOREIGN GROWTH — 0.5%
1,462	Smallcap World Fund, Inc. - Class F-3	131,636
1,293	Vanguard International Growth Fund, Admiral Shares	220,529
		352,165
	FOREIGN VALUE — 0.2%
3,079	Vanguard International Value Fund - Class Investor	136,240
	GROWTH BROAD MARKET — 0.2%
2,092	American Funds - New Perspective Fund - Class R-6	140,210
	GROWTH LARGE CAP — 2.1%
3,040	JPMorgan Large Cap Growth Fund - Class R6	207,236
13,778	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	768,012
2,188	Vanguard U.S. Growth Fund, Admiral Shares	414,279
		1,389,527
	GROWTH MID CAP — 0.1%
7,375	Principal Mid-Cap Growth Fund - Class Institutional	102,068
	GROWTH SMALL CAP — 0.2%
906	Hood River Small-Cap Growth Fund - Class Retirement	69,012
654	JPMorgan Small Cap Growth Fund - Class R6	20,365
338	Lord Abbett Developing Growth Fund, Inc. - Class I	13,796
		103,173
	HIGH YIELD BOND — 0.5%
34,384	AB High Yield Portfolio - Class Advisor	346,592
	INFLATION PROTECTED — 1.4%
37,171	DFA Inflation Protected Securities Portfolio - Class Institutional	490,288
37,865	DFA LTIP Portfolio - Class Institutional	438,094
		928,382
	THEMATIC SECTOR — 0.8%
16,100	DFA U.S. Sustainability Core 1 Portfolio - Class Institutional	556,734
	VALUE LARGE CAP — 1.0%
8,141	Vanguard Windsor Fund, Admiral Shares	689,850

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 0.2%
4,262	DFA U.S. Targeted Value Portfolio - Class Institutional	$130,256
	Total Mutual Funds
	(Cost $42,941,818)	44,076,769
	MONEY MARKET FUNDS — 4.5%
2,324,966	Gabelli U.S. Treasury Money Market Fund, 0.00%*[4]	2,324,966
678,618	Goldman Sachs Government Fund, 0.03%[4]	678,618
	Total Money Market Funds
	(Cost $3,003,584)	3,003,584
	TOTAL INVESTMENTS — 99.9%
	(Cost $64,972,553)	67,128,918
	Other Assets in Excess of Liabilities — 0.1%	90,207
	TOTAL NET ASSETS — 100.0%	$67,219,125

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than 0.5 shares.
[3]Amount represents less than $0.50
[4]Effective 7 day yield as of June 30, 2021.